Transactions with Related Parties, Loan Agreement (Details) $ in Thousands												1 Months Ended	2 Months Ended	12 Months Ended
	Mar. 28, 2017 USD ($) Payment	Dec. 21, 2016 shares	Dec. 14, 2016 USD ($)	Dec. 13, 2016 shares	Nov. 23, 2016 shares	Oct. 04, 2016 USD ($) Payment	Aug. 10, 2016 shares	Oct. 21, 2015 shares	Sep. 29, 2015 shares	Sep. 11, 2015 shares	Mar. 12, 2015 shares	Oct. 21, 2015 shares	Apr. 03, 2017 shares	Dec. 31, 2016	Nov. 28, 2016 USD ($)
Loan Agreement [Abstract]
Issuance of common stock and warrants (in shares) | shares		1,300,000		10,000,000	1,305,000		1,180,000
Subsequent Event [Member]
Loan Agreement [Abstract]
Issuance of common stock and warrants (in shares) | shares													2,019,675
Jelco [Member]
Loan Agreement [Abstract]
Issuance of common stock and warrants (in shares) | shares								3,476,520	2,655,740	3,889,980	5,000,100	10,022,240
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member]
Loan Agreement [Abstract]
Face amount						$ 4,150									$ 12,800
Number of bullet payments | Payment						1
Prepayment necessary to decrease margin on variable rate						$ 5,000
Percentage of net offering proceeds required to be paid upon completion of public offering						25.00%
Prepayment necessary upon delivery of M/V Knightship						$ 1,900
Prepayment made upon delivery of M/V Knightship			$ 1,900
Prepayment made upon completion of public offering			5,000
Mandatory prepayment made based on percentage of net offering proceeds			3,430
Voluntary prepayment made			$ 1,570
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Decrease in margin on variable rate if prepayment is made			2.00%			2.00%
Increase in margin on variable rate if maturity date is extended						1.50%
Margin on variable rate			7.00%
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member] | Minimum [Member]
Loan Agreement [Abstract]
Maturity date														Feb. 28, 2018
Number of months maturity date can be extended from final drawdown date														14 months
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member] | Maximum [Member]
Loan Agreement [Abstract]
Maturity date														Feb. 28, 2019
Number of months maturity date can be extended from final drawdown date														26 months
Jelco [Member] | Jelco Backstop Facility [Member] | Subsequent Event [Member]
Loan Agreement [Abstract]
Number of bullet payments | Payment	1
Borrowing capacity	$ 47,500
Jelco [Member] | Jelco Backstop Facility [Member] | Subsequent Event [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Margin on variable rate	7.00%